Annual Total Returns [BarChart] - Pioneer High Yield VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.68%)
Annual Return 2012	16.08%
Annual Return 2013	12.07%
Annual Return 2014	0.09%
Annual Return 2015	(3.93%)
Annual Return 2016	14.23%
Annual Return 2017	7.24%
Annual Return 2018	(3.30%)
Annual Return 2019	14.45%
Annual Return 2020	2.48%